Insurance claims	12 Months Ended
Dec. 31, 2023
Disclosure of claims and benefits paid [Abstract]
Insurance claims
Note 12: Insurance claims

2021 £m
Life insurance and participating investment contracts
Deaths	(790)
Maturities including surrenders	(6,915)
Annuities	(1,194)
Other	(164)
Gross claims and surrenders	(9,063)
Change in insurance and participating investment contracts	(7,474)
(16,537)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)
(21,118)
Reinsurers’ share[1]	285
(20,833)
Change in unallocated surplus	35
Total life insurance and investment contracts	(20,798)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(322)
Total insurance claims and changes in insurance and investment contract liabilities	(21,120)
1    Reinsurers’ share comprises a charge of £5 million in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £290 million in respect of contracts classified as reinsurance contracts.
Total non-life insurance claims, net of reinsurance, in 2021 included weather-related claims of £30 million, of which £11 million was related to severe weather events.

	2023 £m	2022 £m
Amounts recognised in the balance sheet
Retirement benefit assets	3,624	3,823
Retirement benefit obligations	(136)	(126)
Total amounts recognised in the balance sheet	3,488	3,697
The total amounts recognised in the balance sheet relate to:

	2023 £m	2022 £m
Defined benefit pension schemes	3,532	3,732
Other retirement benefit schemes	(44)	(35)
Total amounts recognised in the balance sheet	3,488	3,697
The (credit) expense recognised in the income statement for the year ended 31 December comprises:

	2023 £m	2022 £m	2021 £m
Current service cost	88	180	213
Net interest amount	(208)	(95)	(29)
Settlements	–	–	1
Past service cost – plan amendments	5	4	11
Plan administration costs incurred during the year	35	34	38
Total defined benefit pension (credit) expense	(80)	123	234

	2023			2022
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Debt instruments[1]:
Fixed interest government bonds	5,657	–	5,657	3,007	–	3,007
Index-linked government bonds	16,105	–	16,105	15,497	–	15,497
Corporate and other debt securities	7,305	–	7,305	3,978	–	3,978
Asset-backed securities	4	–	4	–	–	–
	29,071	–	29,071	22,482	–	22,482
Pooled investment vehicles	613	8,361	8,974	2,730	15,863	18,593
Property	–	97	97	–	116	116
Equity instruments	23	62	85	7	47	54
Money market instruments, cash, derivatives and other assets and liabilities	466	(4,960)	(4,494)	1,069	(9,617)	(8,548)
At 31 December	30,173	3,560	33,733	26,288	6,409	32,697
1    Of the total debt instruments, £26,777 million (2022: £20,369 million) were investment grade (credit ratings equal to or better than ‘BBB’).